SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Small Cap Growth Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)
Common Stocks - 99.4%
Commercial Services - 5.2%
ASGN, Inc. *	22,375	2,135,470
Booz Allen Hamilton Holding Corp.	20,000	1,610,600
Colliers International Group, Inc.	12,700	1,247,648
FTI Consulting, Inc. *	8,950	1,253,984
World Fuel Services Corp.	30,875	1,086,800

		7,334,502

Communications - 0.8%
Shenandoah Telecommunications Co.	22,700	1,107,987

Consumer Durables - 6.4%
Acushnet Holdings Corp.	17,050	704,676
BRP, Inc.	19,150	1,664,518
Helen of Troy, Ltd. *	5,925	1,248,160
Take-Two Interactive Software, Inc. *	6,350	1,122,045
Thor Industries, Inc.	11,200	1,509,088
YETI Holdings, Inc. *	38,575	2,785,501

		9,033,988

Consumer Services - 4.4%
Chegg, Inc. *	20,800	1,781,728
Nexstar Media Group, Inc.	15,225	2,138,047
Service Corp. International	11,575	590,904
Vail Resorts, Inc.	6,025	1,757,252

		6,267,931

Electronic Technology - 10.3%
Arista Networks, Inc. *	6,450	1,947,190
Ciena Corp. *	14,150	774,288
CMC Materials, Inc.	8,825	1,560,172
II-VI, Inc. *	20,075	1,372,528
MKS Instruments, Inc.	15,750	2,920,365
Monolithic Power Systems, Inc.	10,200	3,602,742
Skyworks Solutions, Inc.	13,200	2,421,936

		14,599,221

Finance - 8.9%
American Financial Group, Inc.	8,900	1,015,490
Artisan Partners Asset Management, Inc.	31,825	1,660,310
Axis Capital Holdings, Ltd.	22,975	1,138,871
First Republic Bank	6,400	1,067,200
Hannon Armstrong Sustainable Infrastructure Cap., Inc.	17,100	959,310
Physicians Realty Trust	61,600	1,088,472
PROG Holdings, Inc.	37,000	1,601,730
QTS Realty Trust, Inc.	13,300	825,132
SVB Financial Group *	3,775	1,863,566
Western Alliance Bancorp	14,300	1,350,492

		12,570,573

Name of Issuer	Quantity	Fair Value ($)
Health Services - 3.7%
Encompass Health Corp.	19,675	1,611,382
Teladoc Health, Inc. *	8,575	1,558,506
Tenet Healthcare Corp. *	40,100	2,085,200

		5,255,088

Health Technology - 16.4%
Align Technology, Inc. *	2,550	1,380,902
AtriCure, Inc. *	34,325	2,248,974
Bio-Techne Corp.	4,800	1,833,264
Exact Sciences Corp. *	15,700	2,068,946
ICU Medical, Inc. *	6,875	1,412,400
Insulet Corp. *	4,950	1,291,554
iRhythm Technologies, Inc. *	13,175	1,829,480
LeMaitre Vascular, Inc.	15,025	732,920
NanoString Technologies, Inc. *	25,125	1,650,964
Pacific Biosciences of California, Inc. *	69,475	2,314,212
PerkinElmer, Inc.	8,400	1,077,636
Sarepta Therapeutics, Inc. *	13,400	998,702
STAAR Surgical Co. *	24,525	2,585,180
STERIS, PLC	9,100	1,733,368

		23,158,502

Industrial Services - 4.2%
EMCOR Group, Inc.	15,800	1,772,128
KBR, Inc.	43,500	1,669,965
Waste Connections, Inc.	23,100	2,494,338

		5,936,431

Non-Energy Minerals - 3.4%
AZEK Co., Inc. *	24,200	1,017,610
Eagle Materials, Inc.	5,500	739,255
Trex Co., Inc. *	33,075	3,027,686

		4,784,551

Process Industries - 3.8%
Olin Corp.	52,750	2,002,918
Scotts Miracle-Gro Co.	11,300	2,768,161
Vital Farms, Inc.*	27,000	589,680

		5,360,759

Producer Manufacturing - 10.2%
Applied Industrial Technologies, Inc.	7,000	638,190
Array Technologies, Inc. *	19,550	582,981
AZZ, Inc.	17,025	857,209
Carlisle Cos., Inc.	2,200	362,076
Crane Co.	15,400	1,446,214
H&E Equipment Services, Inc.	53,175	2,020,650
Hubbell, Inc.	8,000	1,495,120
Hydrofarm Holdings Group, Inc. *	5,500	331,760

MARCH 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Lincoln Electric Holdings, Inc.	8,900	1,094,166
MSA Safety, Inc.	11,400	1,710,228
Oshkosh Corp.	7,825	928,514
Rexnord Corp.	34,700	1,634,023
TPI Composites, Inc. *	11,475	647,534
Watsco, Inc.	2,925	762,694

		14,511,359

Retail Trade - 1.3%
Casey’s General Stores, Inc.	4,300	929,617
Ulta Beauty, Inc. *	3,050	942,968

		1,872,585

Technology Services - 15.4%
Altair Engineering, Inc. *	29,983	1,876,036
ANSYS, Inc. *	3,725	1,264,861
Aspen Technology, Inc. *	12,575	1,814,950
Euronet Worldwide, Inc. *	16,600	2,295,780
Globant SA *	10,800	2,242,188
GoDaddy, Inc. *	15,025	1,166,240
HubSpot, Inc. *	6,100	2,770,681
nCino, Inc. *	10,775	718,908
Paycom Software, Inc. *	7,450	2,756,947
PTC, Inc. *	17,600	2,422,640
Science Applications International Corp.	14,800	1,237,132
Talend SA, ADR *	19,100	1,215,524

		21,781,887

Name of Issuer	Quantity	Fair Value ($)
Transportation - 3.9%
Alaska Air Group, Inc. *	11,500	795,915
Knight-Swift Transportation Holdings, Inc.	33,975	1,633,858
Marten Transport, Ltd.	72,075	1,223,113
TFI International, Inc.	25,075	1,874,607

		5,527,493

Utilities - 1.1%
Fortis, Inc.	12,107	525,081
Spire, Inc.	14,675	1,084,336

		1,609,417

Total Common Stocks (cost: $70,324,723)		140,712,274

Short-Term Securities - 0.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	1,131,782	1,131,782

(cost: $1,131,782)
Total Investments in Securities - 100.2% (cost: $71,456,505)		141,844,056
Other Assets and Liabilities, net - (0.2%)		(277,149)

Total Net Assets - 100.0%		$141,566,907

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	140,712,274	—	—	140,712,274
Short-Term Securities	1,131,782	—	—	1,131,782

Total:	141,844,056	—	—	141,844,056

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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